UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  May 14, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 34
Form 13F Information Table Value Total:  $262,555						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE


AMERICREDIT CORP		COM	03060R101	8048	2438743	SH		SOLE		2438743
AMERITRADE HOLDING CORP		COM	03074K100	992	200000	SH		SOLE		200000
CAPITAL ONE FINANCIAL CORP	COM	14040H105	41436	1380734	SH		SOLE		1380734
CITIGROUP INC			COM	172967101	6890	200000	SH		SOLE		200000
COMMERCE BANCORP INC - N.J.	COM	200519106	4983	125397	SH		SOLE		125397
COMPUCREDIT CORP		COM	20478N100	2039	324697	SH		SOLE		324697
E-LOAN INC			COM	26861P107	3976	1547000	SH		SOLE		1547000
FIFTH THIRD BANCORP		COM	316773100	5023	100000	SH		SOLE		100000
FIRST COMMUNITY BANCORP CALIF	COM	31983B101	4352	150515	SH		SOLE		150515
FIRST REPUBLIC BANK		COM	336158100	1342	62108	SH		SOLE		62108
GOLDEN WEST FINANCIAL CORP-DEL	COM	381317106	4675	65000	SH		SOLE		65000
GOLDMAN SACHS GROUP INC		COM	38141G104	6808	100000	SH		SOLE		100000
GREATER BAY BANCORP		COM	391648102	1076	75000	SH		SOLE		75000
GREENPOINT FINANCIAL CO	RP	COM	395384100	4481	100000	SH		SOLE		100000
J P MORGAN CHASE & CO		COM	46625H100	14673	618836	SH		SOLE		618836
LABRANCHE & CO INC		COM	505447102	2757	150000	SH	 	SOLE		150000
LENDINGTREE INC			COM	52602Q105	6145	526543	SH		SOLE		526543
MBIA INC			COM	55262C100	12558	325000	SH		SOLE		325000
MBNA CORP			COM	55262L100	13169	875000	SH		SOLE		875000
METRIS COMPANIES INC		COM	591598107	7755	3300000	SH		SOLE		3300000
NATIONAL PROCESSING INC		COM	637229105	765	54956	SH		SOLE		54956
NETBANK INC			COM	640933107	3526	379577	SH		SOLE		379577
NEW CENTURY FINANCIAL CORP	COM	64352D101	3430	110000	SH		SOLE		110000
PNC FINANCIAL CORP		COM	693475105	5926	139830	SH		SOLE		139830
PROVIDIAN FINANCIAL CORP	COM	74406A102	41925	6391005	SH		SOLE		6391005
RENAISSANCERE HOLDINGS LTD	COM	G7496G103	3451	86173	SH		SOLE		86173
SOUTHWEST BANCORPORATION OF	COM	84476R109	1530	50942	SH		SOLE		50942
SOVEREIGN BANCORP INC		COM	845905108	11437	825812	SH		SOLE		825812
SYNOVUS FINANCIAL CORP		COM	87161C105	2684	150000	SH		SOLE		150000
TCF FINANCIAL CORP		COM	872275102	10051	251030	SH		SOLE		251030
UNIONBANCAL CORP		COM	908906100	7970	202177	SH		SOLE		202177
W R BERKLEY CORP		COM	084423102	7520	175506	SH		SOLE		175506
WACHOVIA CORP 2ND NEW		COM	929903102	9109	267358	SH		SOLE		267358
WTS DIME BANCORP INC NEW	WTS	25429Q110	54	357051	SH		SOLE		357051


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